                                  KENT FUNDS

                  LYON STREET INSTITUTIONAL MONEY MARKET FUND

                         Supplement dated June 10, 1999
                                     To the
                      Statement of Additional Information
                                    For the
                  Lyon Street Institutional Money Market Fund
                               Dated June 1, 1999

     During the regular quarterly meeting of the Board of Trustees on June 3, 1999, the Trustees elected E. Philip Farley to the Board. Accordingly, the section entitled "TRUSTEES AND OFFICERS" is amended by adding the following provisions.

     The following shall be added to the list of Trustees and officers on page
16:

     . E. Philip Farley, Trustee, 59; retired; formerly Executive Vice President of Old Kent Financial Corporation - Manager of Community Banks from 1998 to retirement; prior to that Executive Vice President of the Investment Management and Trust Department of Old Kent Bank.

The table on page 16 is hereby deleted and replaced with the following:

                                                           Total Compensation
                                                           from the Trust and
Name of Person                    Aggregate Compensation   Fund Complex Paid
 and Position                         from the Trust          to Trustees
--------------------------------  ----------------------   -----------------
Joseph F. Damore, Trustee               $15,000*                  $15,000

E. Philip Farley, Trustee               $     0                   $     0

Walter B. Grimm, Trustee                $     0                   $     0

James F. Rainey, Trustee                $15,000*                  $15,000

Ronald F. VanSteeland, Trustee          $15,000                   $15,000
-------------------

* During the fiscal year ended December 31, 1998, Mr. Damore deferred $15,000 of his compensation and Mr. Rainey deferred $7,500 of his compensation pursuant to the Deferred Compensation Plan.